Cover	Jul. 25, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Vinco Ventures, Inc. (NASDAQ:BBIG) (“Vinco”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (“SEC”) on July 25,, 2021 (the “Original Report”) to report that ZVV Media Partners, LLC (“ZVV”), a Delaware limited liability company (“ZVV”) owned 50% by Vinco and 50% by ZASH Global Media and Entertainment Corporation, a Delaware corporation (“ZASH”), had consummated the acquisition of an 80% interest in Lomotif Private Limited,. a private company limited by shares incorporated in Singapore (“Lomotif”).
Document Period End Date	Jul. 25, 2021
Entity File Number	001-38448
Entity Registrant Name	VINCO VENTURES, INC.
Entity Central Index Key	0001717556
Entity Tax Identification Number	82-2199200
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 West Broad Street
Entity Address, Address Line Two	Suite 1004
Entity Address, City or Town	Bethlehem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18018
City Area Code	866
Local Phone Number	900-0992
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	BBIG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true